Liabilities with financial and similar institutions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Liabilities with financial and similar institutions
Payables with credit card network	R$ 5,228,314	R$ 3,876,964
Securities sold under agreements to repurchase	1,902,873	973,533
Interbank deposits	732,528	139,477
Others liabilities with financial institutions	43,182	351,490
Total liabilities with financial institutions	R$ 7,906,897	R$ 5,341,464